Other information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Other information	Other information
a) Supplemental cash flow information

Year ended December 31,	2025	2024
Cash paid during the year for:
Interest	$67,150	$64,478
Income taxes - Canada	7,478	1,055
Income taxes - Foreign	2,864	14,860
Cash received during the year for:
Interest	493	498
Income taxes - Foreign	—	5,189
Non-cash transactions:
Addition of property, plant and equipment by means of finance leases	51,266	14,157
Addition of property, plant and equipment by means of asset swap (note 8)	34,000	—
Increase in assets held for sale, offset by property, plant and equipment	55,324	11,878
Non-cash working capital exclusions:
Increase in contract assets related to financing lease assignments (note 8)	16,564	—
Decrease in inventory related to asset swap (note 8)	(3,834)	—
Net decrease in accounts receivable related to realized gain on derivative financial instruments	—	(4,015)
Net (increase) decrease in accounts payable and accrued liabilities related to loans from affiliates and joint ventures	(6,748)	3,088
Net increase in accrued liabilities related to the current portion of deferred stock unit liability	(1,868)	—
Net (increase) decrease in accrued liabilities related to taxes payable	(280)	102
Net increase in accrued liabilities related to dividend payable	(250)	(348)
Non-cash working capital transactions related to buyout of BNA Remanufacturing Ltd.
Increase in accounts receivable	—	858
Increase in contract assets	—	498
Increase in inventory	—	4,605
Increase in accounts payable	—	(133)
Increase in accrued liabilities	—	(543)
Non-cash working capital inclusions:
Net decrease (increase) in long-term prepaid expenses currently classified as other assets	18	(316)
Net increase in long-term payroll accrued liabilities currently classified as other long-term obligations	1,995	1,258
Net (decrease) increase in long-term contract liabilities currently classified as other long-term obligations	(17,191)	2,913
Non-cash working capital movement from change in foreign exchange rates
Increase (decrease) in accounts receivable	2,037	(732)
Increase (decrease) in contract assets	66	(564)
Increase (decrease) in inventory	224	(304)
Increase (decrease) in prepaid expenses	109	(37)
(Increase) decrease in accounts payable	(2,633)	3,325
(Increase) decrease in accrued liabilities	(1,270)	342
Increase in contract liabilities	(55)	—
b) Net change in non-cash working capital
The table below represents the cash provided by (used in) non-cash working capital:

Year ended December 31,	2025	2024
		Restated Notes 2, 24
Operating activities:
Accounts receivable	$19,179	$(72,104)
Contract assets	(9,707)	30,826
Inventories	(10,243)	236
Prepaid expenses and deposits	878	(579)
Accounts payable	(11,329)	(32,248)
Accrued liabilities	2,877	9,684
Contract liabilities	3,658	4,798
	$(4,687)	$(59,387)